Organization and Reorganization - Major vie's and major subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
TuanChe Information Limited ("TuanChe Information")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2012
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
TuanYuan Internet Technology (Beijing) Co., Ltd. ("TuanYuan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2013
Principal activities	Technical support and consulting services, auto shows, special promotion events, online marketing services
Percentage of direct or indirect economic ownership	100.00%
Longye.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2018
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Longye
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2018
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Beijing Sangu Maolu Information Technology Co., Ltd. ("Sangu Maolu")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2019
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Chema Technology (Beijing) Co., Ltd. ("Chema")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2018
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%